Changes in Product Warranty Liability (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of the fiscal year	¥ 67,860	¥ 54,940	¥ 50,856
Additional liabilities for warranties	55,880	60,073	48,610
Settlements (in cash or in kind)	(55,327)	(39,954)	(36,537)
Changes in estimate for pre-existing warranty reserve	(8,198)	(4,397)	(4,802)
Translation adjustment	6,561	(2,802)	(3,187)
Balance at end of the fiscal year	¥ 66,776	¥ 67,860	¥ 54,940